Basis of Presentation and General Information - Additional Information (Detail) - USD ($)					12 Months Ended
	Jun. 21, 2023	Jun. 20, 2023	Jul. 25, 2022	Jul. 07, 2022	Dec. 31, 2023
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Name of the parent company					Imperial Petroleum Inc.
Date of the formation of entity					Jul. 25, 2022
Working capital deficit					$ 19,617,582
Cash and cash equivalents					9,063,705
Obligations payable for the acquisition					37,906,821
Stock issued during period value new issues					$ 13,000,000
Agreement to sell vessels				$ 39,000,000
Disposal of property plant and equipment consideration receivable				$ 39,000,000
Parent Company [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash distributed by parent company			$ 5,000,000
Series A Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of common shares issued by parent company	600,000	600,000
Dividend rate of the preferred shares		5.00%
Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of common shares issued by parent company	31,826	31,826
Common Stock [Member] | Parent Company [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of common shares issued by parent company			500